Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 390,043	$ 357,576
Accumulated depreciation and amortization	(249,508)	(221,346)
Property and equipment, net	140,535	136,230
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	676	676
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	103,394	100,086
Machinery, Vehicles and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	145,126	130,958
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	115,022	101,311
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25,825	$ 24,545